Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.36

Infinity Loan ID	Loan Number	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
XXX	2024120572		XXX	XXX	XXX	XXX	Not Covered/Exempt	3	1	Credit	Doc Issue	XXX	Resolved	3	R	* Missing Title evidence (Lvl R)	Missing XXX, uploaded XXX pdf is corrupted. XXX: The copy of title commitment resolves the condition.	XXX: The copy of title commitment resolves the condition.	XXX: The copy of title commitment resolves the condition.			QC Complete	XXX	XXX	XXX	XXX
XXX	2024120580		XXX	XXX	XXX	XXX	Not Covered/Exempt	3	1	Credit	Other Disclosures	XXX	Resolved	3	R	* Missing Required Disclosures (Lvl R)	Please provide proof for annual taxes matching in the amount of $XXX. XXX: The copy of revised DSCR with corrected annual taxes resolves the condition.	XXX: The copy of revised DSCR with corrected annual taxes resolves the condition.	XXX: The copy of revised DSCR with corrected annual taxes resolves the condition.			QC Complete	XXX	XXX	XXX	XXX
XXX	2024120577	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	XXX of XXX sales comparables provided in the appraisal are located within XXX miles of the subject property. A copy of an exception approval letter is available in the loan file.	DSCR: XXX DSCR exceeds the guideline requirement of XXX.

FICO: XXX FICO exceeds the guideline requirement of XXX.

LTV: XXX% LTV is less than the guideline requirement of XXX%.

																				Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.		QC Complete	XXX	XXX	XXX	XXX
XXX	2024120583		XXX	XXX	XXX	XXX	Not Covered/Exempt	3	1	Credit	Application	XXX	Resolved	3	R	* Final 1003 does not has XXX sign (Lvl R)	Missing borrower signed 1003 in the loan file. XXX: The copy of signed 1003 resolves the condition.	XXX: The copy of signed 1003 resolves the condition.	XXX: The copy of signed 1003 resolves the condition.			QC Complete	XXX	XXX	XXX	XXX
XXX	2024120582	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Fair rental value coverage on hazard policy is $XXX because it is XXX at XXX% of dwelling coverage ($XXX) as per the insurer. Guideline requirement is XXX times rent used to calculate DSCR ($XXX) which equals $XXX.

A copy of an exception approval letter is available in the loan file.	Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.

DSCR: XXX DSCR exceeds the guideline requirement of XXX.

																				FICO: XXX FICO exceeds the guideline requirement of XXX.		QC Complete	XXX	XXX	XXX	XXX
XXX	2024120003	XXX	XXX	XXX	XXX	Non-QM/Compliant	4	1	Compliance	Compliance	XXX	Resolved	4	R	* XXX (Lvl R)	12 CFR § 1026.35(a)(1) Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged XXX% Allowed XXX% Over by +XXX%

																	This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.	This loan is compliant with regulation 1026.35.			QC Complete	XXX	XXX	XXX	XXX